Prepaid expenses and other current assets - Summary of prepaid expenses and other current assets (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid advertising	€ 6,429	€ 6,284
Other prepaid expenses	4,393	2,035
Other assets	210	350
Total	€ 11,032	€ 8,669